Aston Funds

(the “Trust”)

ASTON Small Cap Fund (the “Fund”)

Supplement dated May 6, 2016

to the Prospectus dated February 29, 2016 for Aston Funds

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.

UPDATE REGARDING CHANGE IN SUBADVISER

At a meeting held on January 11, 2016, the Board of Trustees (the “Board”) of the Trust approved the appointment of GW&K Investment Management, LLC (“GW&K”) as subadviser to the Fund and the reorganization of the Fund with and into AMG GW&K Small Cap Growth Fund (the “Reorganization”), subject in each case to the approval of shareholders of the Fund. Effective as of February 1, 2016, the Board appointed GW&K as subadviser to the Fund on an interim basis until the shareholder vote is completed. The interim subadvisory agreement with GW&K did not require shareholder approval and has a maximum term of 150 days. The interim subadvisory agreement will automatically terminate upon the earliest to occur of (1) shareholder approval and implementation of a subadvisory agreement with GW&K and (2) the expiration of the interim subadvisory agreement’s 150-day maximum term. At a meeting held on April 18, 2016, the Board determined not to proceed with the Reorganization but determined to proceed with seeking shareholder approval of a subadvisory agreement with GW&K for the Fund. Additional information about the subadvisory agreement with GW&K is provided in proxy solicitation materials, which are being sent to shareholders.

For more information, please call Aston Funds:  800-992-8151 or visit our website at www.astonfunds.com.

SUP PRO ASTON SC 0516

Aston Funds

(the “Trust”)

ASTON Small Cap Fund (the “Fund”)

Supplement dated May 6, 2016

to the Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information. Keep it for future reference.

UPDATE REGARDING CHANGE IN SUBADVISER

At a meeting held on January 11, 2016, the Board of Trustees (the “Board”) of the Trust approved the appointment of GW&K Investment Management, LLC (“GW&K”) as subadviser to the Fund and the reorganization of the Fund with and into AMG GW&K Small Cap Growth Fund (the “Reorganization”), subject in each case to the approval of shareholders of the Fund. Effective as of February 1, 2016, the Board appointed GW&K as subadviser to the Fund on an interim basis until the shareholder vote is completed. The interim subadvisory agreement with GW&K did not require shareholder approval and has a maximum term of 150 days. The interim subadvisory agreement will automatically terminate upon the earliest to occur of (1) shareholder approval and implementation of a subadvisory agreement with GW&K and (2) the expiration of the interim subadvisory agreement’s 150-day maximum term. At a meeting held on April 18, 2016, the Board determined not to proceed with the Reorganization but determined to proceed with seeking shareholder approval of a subadvisory agreement with GW&K for the Fund. Additional information about the subadvisory agreement with GW&K is provided in proxy solicitation materials, which are being sent to shareholders.

For more information, please call Aston Funds:  800-992-8151 or visit our website at www.astonfunds.com.

SUP SAI ASTON SC 0516